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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

SEC FILE NUMBER: 001-32312

CUSIP NUMBER:   ____________

(Check One) [X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form N-SAR [ ] Form N-CSR

For Period Ended: December 31, 2005

[ ] Transition Report on Form 10-K          [ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K          [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended: ________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I--REGISTRANT INFORMATION

                                  NOVELIS INC.
                             -----------------------
                             Full Name of Registrant

                                 Not Applicable
                            -------------------------
                            Former Name if Applicable

                       3399 Peachtree Road NE, Suite 1500
            ---------------------------------------------------------
            Address of Principal Executive Office (Street and Number)

                             Atlanta, Georgia 30326
                            ------------------------
                            City, State and Zip Code

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PART II--RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[ ] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Novelis Inc. (the "Company") could not file its annual report on Form 10-K for the year ended December 31, 2005 with the Securities and Exchange Commission ("SEC") on a timely basis without unreasonable effort or expense in light of the circumstances described below.

As previously reported in the Company's current report on Form 8-K dated November 14, 2005, the Company decided to restate its previously issued financial statements for the first and second quarters of 2005 and delay its periodic filing for the third quarter of 2005 with the SEC. The conclusion to restate the first and second quarters and delay filing the third quarter of 2005 arose from management's review of reserves and contingencies in South America.

The Company's Audit Committee and management have engaged special legal counsel and accounting advisors to assist management in conducting a full review of its contingent liabilities and reserves, as well as adjustments made to arrive at its opening balance sheet entries as of January 6, 2005 following its separation from Alcan. This review, which is ongoing, identified additional errors in the Company's unaudited condensed consolidated and combined financial statements. The Company has not yet filed its Form 10-Q/As for the first or second quarters of 2005 and it has not yet filed its Form 10-Q for the third quarter of 2005.

Due to the additional time required for the Company and its outside advisors to complete this review and for the Company to determine the effect of the corrections on the Company's financial statements and prepare its three quarterly filings, the Company is not able to file its annual report on Form 10-K for the year ended December 31, 2005 by the March 31, 2006 filing deadline or within the fifteen day filing extension period.

As a result of the delays in filing the Company's periodic reports, it sought and obtained the consent from its lenders to extend the financial statement filing and reporting deadlines under the Company's credit agreement for the quarter ended September 30, 2005, the year ended December 31, 2005 and the quarter ending March 31, 2006. The Company's lenders extended the filing dates for its SEC filings as follows: for the Form 10-Q for the quarter ended September 30, 2005, to April 14, 2006; for its Form 10-K for the year ended December 31, 2005, to May 31, 2006; and for the quarter ending March 31, 2006, to June 15, 2006. The Company believes it will file its Form 10-K for the year ended December 31, 2005 by May 31, 2006 and will file its other SEC reports within the other waiver periods described above.

As management completes the year-end close process and the consolidated financial statements, control deficiencies may be identified and those deficiencies may also individually and in the aggregate constitute one or more material weaknesses. A material weakness is a control deficiency, or combination of control deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

PART IV--OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Geoffrey P. Batt                                          (404) 814-4200
----------------                                   ----------------------------
    (Name)                                        (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ ]Yes [x]No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x]Yes [ ]No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

At this time, the Company is not in a position to provide with specificity the amount of any change in its results of operations for the year ended December 31, 2005, as compared to the year ended December 31, 2004 because (1) the Audit Committee and management are still finalizing their review of the Company's contingent liabilities and reserves, as well as adjustments made to arrive at the Company's opening balance sheet entries as of January 6, 2005, (2) the Company is still completing its financial statements to be included in its Form 10-Q/As for the first and second quarters of 2005 and is Form 10-Q for the third quarter of 2005, and (3) the Company has not yet closed its books for the fourth quarter of 2005.

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Statements made herein which describe the Company's intentions, expectations or predictions may be forward-looking statements within the meaning of securities laws. The Company cautions that, by their nature, forward-looking statements involve risk and uncertainty and that the Company's actual results could differ materially from those expressed or implied in such statements. Important factors which could cause such differences include: the price of aluminum; global supply and demand conditions for rolled aluminum products; changes in the relative value of various currencies; demand and pricing within the principal markets for the Company's products; changes in government regulations, particularly those affecting environmental, health or safety compliance; economic developments; relationships with (and financial or operating conditions of) customers and suppliers; competition from other aluminum rolled products producers as well as from substitute materials such as steel, glass, plastic and composite materials; the level of our indebtedness and ability to generate cash; and other factors relating to the Company's ongoing operations. Additional important factors that could cause such differences in actual results include: the materiality of items identified during the review and restatement process; and the timing to complete the review and restatement. Reference should be made to the Company's registration statement on form S-4 filed with the Securities and Exchange Commission for a discussion of major risk factors.

Novelis Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 3, 2006                               By:    \s\ Geoffrey P. Batt
                                                         -----------------------
                                                  Name:  Geoffrey P. Batt
                                                  Title: Chief Financial Officer